Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statements of Comprehensive Income
Net income	$ 82.2	$ 49.2	$ 46.8
Other comprehensive (loss) income, before tax:
Foreign currency translation adjustments	(12.4)	(15.0)	6.6
Unrealized holding gains on available-for-sale investments			0.1
Less: Reclassification adjustments for losses included in interest expense, net			(0.1)
Other comprehensive (loss) income, before tax	(12.4)	(15.0)	6.6
Income tax benefit (provision) related to components of other comprehensive (loss) income	1.9	5.7	(1.7)
Other comprehensive (loss) income, net of tax	(10.5)	(9.3)	4.9
Comprehensive income	$ 71.7	$ 39.9	$ 51.7